ROCHDALE

                                   INVESTMENT

                                      TRUST









                                  ANNUAL REPORT



                              FOR THE PERIOD ENDED

                                 MARCH 31, 1999

                           ROCHDALE INVESTMENT TRUST


May 28, 1999


Dear Fellow Shareholder:

We are pleased to report on the investment performance and continuing growth of the Rochdale Atlas Portfolio ("Atlas") and Rochdale Magna Portfolio ("Magna") through March 31, 1999.

ROCHDALE ATLAS PORTFOLIO

The Rochdale Atlas Portfolio seeks to provide investors with capital appreciation over the long term through investment in select countries that Rochdale has determined to be most likely to outperform relative to foreign indices. We identify and invest only in the nine top-ranked markets we have selected out of the 34 largest foreign markets. Within each foreign market, we select leading companies across industry groups to represent the overall stock market. The portfolio is constructed using an active country and optimized stock approach to invest in companies outside the United States in countries selected by Rochdale's quantitative fundamental factor methodology. Exposure is typically to both developed and emerging markets across several world regions.

We believe that the best opportunity for outperformance when investing internationally is through investment in the select countries that are most attractively valued with a positive economic outlook relative to overall world markets. We seek to avoid foreign markets that we consider to be overpriced or are experiencing a negative economic outlook. The focus on country selection is well supported historically and is the key determinant for earning returns when investing internationally.

From the start of investment operations of the Rochdale Atlas Portfolio on October 2, 1998, the Fund generated a total return of 22.08% through March 31, 1999. During the first quarter of 1999, Atlas declined 1.55%. The starting Net Asset Value ("NAV") of the Fund was $25.00. At the end of March, the NAV was $30.52. The performance of Atlas was quite favorable as four of the nine countries in which we invested appreciated significantly. The best performing countries we selected during 1998 were the Philippines, Finland, Belgium, and Ireland, which all appreciated in excess of 30%.

During 1999 we rebalanced the portfolio in accordance with the methodology we employ that ranks all countries in our universe. For 1999 we have selected nine countries in which we will focus our company investments. In 1999 we made quite important changes in the countries. We shifted away from several of the European countries and selected more Asian countries. This shift came at a time when many investors were still shying away from that region of the world. The new countries selected for 1999 were Singapore, South Korea, Chile, and Austria. As we view the new countries selected, it appears to have been a positive change, given that many of the Southeast Asian economies like South Korea and Singapore have begun to emerge from a period of economic turmoil. Many economists have identified these countries as being the leaders in the next few years in terms of growing their economy. We believe the new countries we identified for 1999 are early and aggressive choices, yet they possess the characteristics we seek. They are attractively valued, exhibit early signs of economic growth, and have positive sentiment from analysts and economists.

                           ROCHDALE INVESTMENT TRUST

The countries in which we are invested in 1999 are:

*   Austria                 *   India                  *   Philippines
*   Belgium                 *   Ireland                *   South Korea
*   Chile                   *   Norway                 *   Singapore

The leading companies in which Atlas was invested as of 3/31/99 were:

     COMPANY                  WEIGHT           COUNTRY
Norsk Hydro ASA (NOK20)        5.3%            Norway
Erste Bank Der Ost             3.8%            Austria
Allied Irish Banks             3.8%            Ireland
SM Prime Holdings Inc.         3.4%            Philippines
Fortis (NPV)                   3.2%            Belgium

The major global industries in which Atlas was invested as of 3/31/99 were:

INDUSTRY                 ATLAS PORTFOLIO       DOW JONES WORLD INDEX ex US
Banks                         22.3%                       16.0%
Energy                        12.7%                        6.3%
Telecommunications             8.3%                       10.6%
Utilities                      7.1%                        4.8%
Real Estate                    6.4%                        1.5%

The best performing companies we held during the first quarter of 1999 were:

COMPANY                        COUNTRY         INDUSTRY
Ranbaxy Laboratories           India           Health Care
City Developments              Singapore       Real Estate
Quinenco SA                    Chile           Multi-Industry
ITC Ltd.                       India           Beverages
Norsk Hydro ASA                Norway          Energy

ROCHDALE MAGNA PORTFOLIO

The Rochdale Magna Portfolio seeks to provide investors with long-term capital appreciation in excess of the S&P 500 through investment in a disciplined and consistent manner using our proprietary quantitative fundamental methodology. We invest in approximately 50 companies out of the S&P 500 universe which possess the most favorable fundamental characteristics of earnings growth, cash flows, and valuation. We select companies so that the portfolio is adequately diversified across major industries as well as by growth and value characteristics.

Since the start of investment operations on October 23, 1998 through March 31, 1999, the Rochdale Magna Portfolio provided shareholders with a total return of 17.12%. From January 1, 1999 through March 31, 1999,

                           ROCHDALE INVESTMENT TRUST

Magna generated a total return of 4.80%, comparing favorably to the highly-concentrated S&P 500 total return of 4.99% for the same period. This positive performance was attributable to the appreciation of the overall market as well as the selection of high-quality, well-performing companies in several industries.

As of March 31, 1999, the five largest holdings were:

COMPANY                                WEIGHT
Cisco Systems                           3.2%
Chase Manhattan                         3.2%
MCI Worldcom                            3.1%
E M C Corp.                             3.0%
Schering-Plough                         2.8%

At the end of the quarter, the top five industry groups were:

INDUSTRY                               WEIGHT
Technology                             19.5%
Health Care                            12.3%
Financial Services                     10.8%
Business Services                       9.9%
Capital Goods                           7.9%

We are pleased with the performance of Magna, as it has performed well in relationship to the overall appreciation of the market. We are well positioned in several industries, those that we believe possess steady growth as well as those more cyclical in nature. Through this diversification strategy, Magna will continue its strategy to seek to earn a favorable return relative to the larger company stock universe.

Although initial performance is no guarantee of future returns, we at Rochdale are proud of the early success of the Rochdale Investment Trust. Thank you for your investment. We look forward to continuing to help you reach your investment goals.

Sincerely,

Carl Acebes
Garrett R. D'Alessandro
Portfolio Managers

                            ROCHDALE INVESTMENT TRUST

            ROCHDALE ATLAS PORTFOLIO vs. DOW JONES WORLD INDEX EX US
                          Value of $25,000 Investment

            Rochdale Atlas Portfolio         Dow Jones World Index Ex US
             ------------------------         ---------------------------
1-Oct-98             25,000.00                        25,000.00
31-Oct-98            29,120.00                        28,663.25
30-Nov-98            29,670.00                        30,085.94
31-Dec-98            31,000.00                        30,968.80
31-Jan-99            29,720.00                        31,154.76
28-Feb-99            28,850.00                        30,288.15
31-Mar-99            30,520.00                        31,705.42

                              Total Return for the
                           Period Ended March 31, 1999

          Since Commencement of Investment Operations (10/2/98) 22.08%

Past performance is not predictive of future performance.



                  ROCHDALE MAGNA PORTFOLIO vs. S & P 500 INDEX
                          Value of $25,000 Investment

             Rochdale Magna Portfolio                 S & P 500
             ------------------------                 ---------
22-Oct-98            25,000.00                        25,000.00
31-Oct-98            25,510.00                        25,477.09
30-Nov-98            26,340.00                        27,022.34
31-Dec-98            27,940.00                        28,577.78
31-Jan-99            29,080.00                        29,772.80
28-Feb-99            28,170.00                        28,847.48
31-Mar-99            29,280.00                        30,002.56

                              Total Return for the
                           Period Ended March 31, 1999

          Since Commencement of Investment Operations (10/23/98) 17.12%

Past performance is not predictive of future performance.

                            ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS AT MARCH 31, 1999
--------------------------------------------------------------------------------
 Shares   COMMON STOCKS: 100.11%                                   Market Value
--------------------------------------------------------------------------------
          AUSTRIA - 10.91%
          BANKS - 6.52%
  4,571   Bank Austria AG.........................................  $   272,326
  7,625   Erste Bank Der Ost......................................      387,493
                                                                    -----------
                                                                        659,819
                                                                    -----------
          BUILDING MATERIALS - 2.14%
  1,233   Wienerberger Baust......................................      216,775
                                                                    -----------

          ENERGY - 2.25%
  2,579   OMV AG..................................................      228,382
                                                                    -----------

          TOTAL FOR AUSTRIA.......................................    1,104,976
                                                                    -----------

          BELGIUM - 14.80%
          BANKS - 2.11%
  3,197   KBC Bankverzekerin NFV..................................      213,455
                                                                    -----------

          ELECTRONICS - 1.47%
    879   Barco NV................................................      148,740
                                                                    -----------

          ENERGY - 2.22%
    402   Petrofina SA............................................      220,374
     80   Petrofina ADR...........................................        4,379
                                                                    -----------
                                                                        224,753
                                                                    -----------
          FINANCIAL SERVICES - 7.58%
  2,504   Almanij (Algem Maa).....................................      173,818
  8,626   Fortis B................................................      318,978
  1,501   Gpe Bruxelles Lam.......................................      274,279
                                                                    -----------
                                                                        767,075
                                                                    -----------
          MERCHANDISE - 1.42%
  1,555   Delhaize Le Lion........................................      144,259
                                                                    -----------

          TOTAL FOR BELGIUM.......................................    1,498,282
                                                                    -----------

          CHILE - 10.82%
          BANKS - 1.24%
  8,363   Banco Santander Chile ADR...............................      125,445
                                                                    -----------

          MERCHANDISE - 1.54%
 12,693   Distribucion Y Servicio D & S ADR.......................      156,282
                                                                    -----------

          MULTI-INDUSTRY - 1.60%
 16,290   Quinenco SA ADR.........................................      161,882
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------
          TELECOMMUNICATIONS - 2.36%
 10,163   Compania CIA De Telecom De Chile ADR....................  $   239,466
                                                                    -----------
          UTILITIES - 4.08%
  8,872   Chilectra SA ADR........................................      191,807
  8,242   Enersis SA ADR..........................................      220,989
                                                                    -----------
                                                                        412,796
                                                                    -----------
          TOTAL FOR CHILE.........................................    1,095,871
                                                                    -----------
          INDIA - 10.73%
          BEVERAGES - 2.76%
 10,301   ITC Ltd. GDR............................................      279,157
                                                                    -----------
          CHEMICALS - 2.48%
 19,411   Reliance Industries Ltd. ...............................      121,319
 21,145   Reliance Industries Ltd. GDR............................      129,970
                                                                    -----------
                                                                        251,289
                                                                    -----------
          HEALTH CARE - 1.95%
 11,924   Ranbaxy Laboratories Ltd. GDR...........................      197,342
                                                                    -----------
          MOTOR VEHICLES - 1.69%
 10,189   Bajaj Auto Ltd. GDR.....................................      171,175
                                                                    -----------
          TELECOMMUNICATIONS - 1.85%
 17,601   Mahanagar Telephone NI GDR..............................      187,011
                                                                    -----------
          TOTAL FOR INDIA.........................................    1,085,974
                                                                    -----------
          IRELAND - 12.41%
          BANKS - 6.61%
  3,674   Allied Irish Banks PLC .................................      380,259
 13,896   Bank of Ireland ........................................      288,964
                                                                    -----------
                                                                        669,223
                                                                    -----------
          BUILDING MATERIALS - 2.34%
 13,812   CRH ....................................................      237,266
                                                                    -----------
          HEALTH CARE - 2.77%
  1,890   Elan Corp...............................................      131,210
  2,144   Elan PLC ADR............................................      149,544
                                                                    -----------
                                                                        280,754
                                                                    -----------
          TRANSPORTATION - AIR - 0.69%
  1,701   Ryanair Holdings PLC....................................       69,316
                                                                    -----------
          TOTAL FOR IRELAND.......................................    1,256,559
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------
          REPUBLIC OF KOREA - 12.27%
          AUTOMOBILES - 1.88%
 69,086   Hyundai Motor Co. GDR...................................  $   189,986
                                                                    -----------
          CHEMICALS - 2.30%
 16,584   LG Chemical Ltd. GDR....................................      216,007
  3,621   LG Chemical Rights......................................       16,765
                                                                    -----------
                                                                        232,772
                                                                    -----------
          ELECTRONIC APPLIANCES - 3.17%
 20,066   Samsung Electronics Ltd. GDR............................      321,056
                                                                    -----------
          TELECOMMUNICATIONS - 1.81%
 15,040   SK Telecommunications Ltd...............................      183,300
                                                                    -----------
          UTILITIES - 3.11%
 24,834   Korea Electric Power Corp. ADR..........................      315,081
                                                                    -----------
          TOTAL FOR REPUBLIC OF KOREA.............................    1,242,195
                                                                    -----------
          NORWAY - 9.60%
          BANKS - 1.55%
 42,897   Den Norske Bank.........................................      157,191
                                                                    -----------
          ENERGY - 6.41%
 13,329   Norsk Hydro AS ADR......................................      538,158
  7,228   Petroleum Geological Services AS ADR....................      110,227
                                                                    -----------
                                                                        648,385
                                                                    -----------
          FINANCIAL SERVICES - 1.61%
 22,130   Storebrand ASA .........................................      163,332
                                                                    -----------
           TRANSPORTATION - SEA - 0.03%
    222    Leif Hoegh & Co........................................        2,530
                                                                    -----------
           TOTAL FOR NORWAY.......................................      971,438
                                                                    -----------
           PHILIPPINES - 8.39%
           ENERGY - 1.79%
1,612,882  Petron Corp............................................      181,059
                                                                    -----------
           MULTI-INDUSTRY - 0.96%
  319,348  Ayala Corp.............................................       96,835
                                                                    -----------
           REAL ESTATE - 3.39%
1,662,204  SM Prime Holdings Inc..................................      343,165
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------
           TELECOMMUNICATIONS - 2.25%
    8,810  Philippine Long Distance Telephone Co. ADR.............  $   227,959
                                                                    -----------

           TOTAL FOR PHILIPPINES..................................      849,018
                                                                    -----------
           SINGAPORE - 10.18%
           BANKS - 4.34%
   33,000  Overseas Chinese Bank..................................      223,632
   34,442  United Overseas Bank...................................      215,449
                                                                    -----------
                                                                        439,081
                                                                    -----------
           BROADCASTING AND PUBLISHING - 1.15%
   10,500  Singapore Press HD.....................................      116,160
                                                                    -----------
           ELECTRONICS - 1.64%
    3,000  Creative Technologies..................................       34,926
   48,000  Natsteel Electronics...................................      131,225
                                                                    -----------
                                                                        166,151
                                                                    -----------
           REAL ESTATE - 3.05%
    9,000  City Developments Ltd. ADR.............................       46,862
   50,362  City Developments......................................      262,530
                                                                    -----------
                                                                        309,392
                                                                    -----------
           TOTAL FOR SINGAPORE....................................    1,030,784
                                                                    -----------
           Total Common Stocks (cost $10,008,009).................   10,135,097
                                                                    -----------

Principal
Amount     SHORT-TERM INVESTMENTS - 6.48%
--------------------------------------------------------------------------------

$656,065   SSGA Funds - U.S. Government Money Market Fund,

           Class A (cost $656,065)................................      656,065
                                                                    -----------
           Total Investment in Securities (cost
             $10,664,074*): 106.59%...............................   10,791,162
           Liabilities in excess of Other Assets: (6.59%).........     (667,163)
                                                                    -----------
           TOTAL NET ASSETS: 100% ................................  $10,123,999
                                                                    ===========

* At March 31, 1999, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation................................  $   531,823
     Gross unrealized depreciation................................     (404,735)
                                                                    -----------
       Net unrealized appreciation................................  $   127,088
                                                                    ===========

See accompanying Notes to Financial Statements.

                            ROCHDALE MAGNA PORTFOLIO

SCHEDULE OF INVESTMENTS AT MARCH 31, 1999
--------------------------------------------------------------------------------
Shares     COMMON STOCKS - 100.21%                                 Market Value
--------------------------------------------------------------------------------
           APPAREL - 1.86%
  3,191    VF Corp................................................  $   150,575
                                                                    -----------
           AUTOMOTIVE - 2.73%
  3,897    Ford Motor Co. Del.....................................      221,155
                                                                    -----------
           BANKS - 4.91%
  3,192    Chase Manhattan Corp. New..............................      259,549
  3,683    Fleet Financial Group Inc..............................      138,573
                                                                    -----------
                                                                        398,122
                                                                    -----------
           BASIC MATERIALS - 3.87%
  5,323    Mead Corp..............................................      163,682
  3,054    Sealed Air Corp. New *.................................      150,219
                                                                    -----------
                                                                        313,901
                                                                    -----------
           BUSINESS SERVICES - 9.90%
  4,701    Browning Ferris Industries Inc.........................      181,282
  2,464    Computer Sciences Corp.*...............................      135,982
  4,767    De Luxe Corp...........................................      138,839
  2,086    Interpublic Group Cos., Inc............................      162,447
  3,878    Paychex Inc............................................      183,963
                                                                    -----------
                                                                        802,513
                                                                    -----------
           CAPITAL GOODS - 7.87%
  2,240    Honeywell Inc..........................................      169,820
  4,009    ITT Industries Inc.....................................      141,818
  2,550    Johnson Controls Inc...................................      159,056
  1,238    United Technologies Inc................................      167,672
                                                                    -----------
                                                                        638,366
                                                                    -----------
           ENERGY - 4.75%
  2,900    Exxon Corp.............................................      204,631
  5,014    Sunoco Inc.............................................      180,817
                                                                    -----------
                                                                        385,448
                                                                    -----------
           FINANCIAL SERVICES - 10.79%
  2,032    Aetna Inc..............................................      168,656
  3,969    Countrywide Credit Industries Inc......................      148,838
  2,882    Hartford Financial Services Group......................      163,734
  2,090    Morgan Stanley Dean Witter    .........................      208,869
  1,684    Providian Financial Corp...............................      185,240
                                                                    -----------
                                                                        875,337
                                                                    -----------
           FOOD AND BEVERAGE - 2.17%
  2,816    Quaker Oats Co.........................................      176,176
                                                                    -----------

                            ROCHDALE MAGNA PORTFOLIO

--------------------------------------------------------------------------------
Shares                                                             Market Value
--------------------------------------------------------------------------------
           HEALTH CARE - 12.26%
  4,703    Becton Dickinson & Co..................................  $   180,184
  2,902    Pharmacia & Upjohn Inc.................................      181,012
  4,113    Schering-Plough Corp...................................      227,500
  2,511    Tyco International Ltd New.............................      180,164
  3,400    Warner-Lambert Co......................................      225,037
                                                                    -----------
                                                                        993,897
                                                                    -----------
           MEDIA - 2.24%
  2,166    Viacom Inc. - Class B*.................................      181,809
                                                                    -----------
           PERSONAL AND HOUSEHOLD PRODUCTS - 2.07%
  3,560    Avon Products Inc......................................      167,542
                                                                    -----------
           PUBLISHING - 1.98%
  6,336    American Greetings Corp................................      160,776
                                                                    -----------
           RETAIL - 5.73%
  3,967    Federated Department Stores Inc.*......................      159,176
  2,760    Lowes Companies Inc....................................      166,980
  6,732    Supervalu Inc..........................................      138,848
                                                                    -----------
                                                                        465,004
                                                                    -----------
           TECHNOLOGY - 19.53%
  4,227    BMC Software Inc.*.....................................      156,663
  2,380    Cisco Systems Inc......................................      260,759
  4,785    Dell Computer Corp.*...................................      195,587
  1,894    E M C Corp.*...........................................      241,959
  2,209    Gateway 2000 Inc.*.....................................      151,455
  1,874    Lucent Technologies Inc................................      201,924
  2,006    Texas Instruments Inc..................................      199,095
  6,373    Unisys Corp.*..........................................      176,452
                                                                    -----------
                                                                      1,583,894
                                                                    -----------
           TELECOMMUNICATIONS - 5.67%
  4,015    Frontier Corp..........................................      208,278
  2,844    MCI Worldcom Inc.*.....................................      251,872
                                                                    -----------
                                                                        460,150
                                                                    -----------
           TRANSPORTATION - 1.88%
  5,047    Southwest Airlines Co..................................      152,672
                                                                    -----------

           Total Common Stocks (cost $7,820,838)..................    8,127,337
                                                                    -----------

                            ROCHDALE MAGNA PORTFOLIO

--------------------------------------------------------------------------------
Principal
  Amount   SHORT-TERM INVESTMENTS - 1.05%                          Market Value
--------------------------------------------------------------------------------
$85,286    SSGA Funds - U.S. Government Money Market
           Fund, Class A (cost $85,286)...........................  $    85,286
                                                                    -----------
           Total Investment in Securities (cost $7,906,124+):
             101.26%..............................................    8,212,623
           Liabilities in excess of Other Assets: (1.26%).........     (102,145)
                                                                    -----------
           Total Net Assets: 100%.................................  $ 8,110,478
                                                                    ===========

* Non income-producing security.

+ At March 31, 1999, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation................................  $   552,708
     Gross unrealized depreciation................................     (246,209)
                                                                    -----------
       Net unrealized appreciation................................  $   306,499
                                                                    ===========

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                    ATLAS        MAGNA
                                                                  PORTFOLIO    PORTFOLIO
                                                                  ---------    ---------
ASSETS
     Investments in securities, at value (cost $10,664,074 and
        $7,906,124, respectively) ............................   $10,791,162   $8,212,623
     Receivables:
         Forward currency contracts - net ....................         2,481           --
         Dividends ...........................................        10,155        3,724
     Deferred organization costs .............................        26,615       26,615
     Prepaid registration ....................................         5,457        4,691
                                                                 -----------   ----------
         Total assets ........................................    10,835,870    8,247,653
                                                                 -----------   ----------

LIABILITIES
     Payables:
         Due to Advisor ......................................        18,295       30,529
         Securities purchased ................................       649,978       81,630
     Accrued expenses ........................................        43,598       25,016
                                                                 -----------   ----------
         Total liabilities ...................................       711,871      137,175
                                                                 -----------   ----------
NET ASSETS ...................................................   $10,123,999   $8,110,478
                                                                 ===========   ==========

     NET ASSET VALUE, OFFERING AND REDEMPTION* PRICE PER SHARE   $     30.52   $    29.28
                                                                 ===========   ==========

     Number of shares, $0.01 par value, issued and outstanding
         (unlimited shares authorized) .......................       331,719      276,992
                                                                 ===========   ==========

COMPOSITION OF NET ASSETS
     Paid-in capital .........................................   $ 9,956,015   $7,737,568
     Undistributed net realized gain .........................        37,348       66,411
     Net unrealized appreciation .............................       130,636      306,499
                                                                 -----------   ----------
         Net assets ..........................................   $10,123,999   $8,110,478
                                                                 ===========   ==========

*Shareholders holding shares for less than eighteen months will be subject to a 2.00% redemption fee.

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 29, 1998* THROUGH MARCH 31, 1999
--------------------------------------------------------------------------------
                                                           ATLAS        MAGNA
                                                         PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends (net of foreign taxes of $3,138 and
      $0, respectively) ..............................   $  18,827    $  17,533
    Interest .........................................       5,876        3,122
                                                         ---------    ---------
        Total income .................................      24,703       20,655
                                                         ---------    ---------
  Expenses
    Advisory fees ....................................      16,156       15,295
    Administration fee ...............................      30,247       30,247
    Custody fees .....................................      34,367       12,522
    Fund accounting fees .............................       8,765        4,373
    Audit fee ........................................       8,673        7,840
    Registration fees ................................       5,073        4,539
    Transfer agent fees ..............................       4,801        4,758
    Deferred organization costs ......................       4,742        4,742
    Distribution costs ...............................       4,040        3,942
    Trustee fees .....................................       2,800        2,800
    Legal fees .......................................       3,981        4,212
    Miscellaneous ....................................       1,603        1,553
    Insurance ........................................         505          506
    Reports to shareholders ..........................         282          279
                                                         ---------    ---------
      Total expenses .................................     126,035       97,608
      Less: expenses waived and reimbursed ...........     (99,964)     (72,384)
                                                         ---------    ---------
      Net expenses ...................................      26,071       25,224
                                                         ---------    ---------
        NET INVESTMENT LOSS ..........................      (1,368)      (4,569)
                                                         ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss):
    Security transactions ............................      47,755       70,980
    Foreign currency transactions ....................      (9,039)          --
                                                         ---------    ---------
      Net realized gain ..............................      38,716       70,980
                                                         ---------    ---------
    Net change in unrealized appreciation on:
    Investments ......................................     127,088      306,499
    Foreign currency transactions ....................       3,548           --
                                                         ---------    ---------
      Net unrealized appreciation ....................     130,636      306,499
                                                         ---------    ---------
        Net realized and unrealized gain .............     169,352      377,479
                                                         ---------    ---------
          NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS ..........................   $ 167,984    $ 372,910
                                                         =========    =========

*Inception of Portfolios.

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JUNE 29, 1998* THROUGH MARCH 31, 1999
--------------------------------------------------------------------------------
                                                        ATLAS          MAGNA
                                                      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment loss ..........................   $     (1,368)   $    (4,569)
   Net realized gain ............................         38,716         70,980
   Net change in unrealized appreciation ........        130,636        306,499
                                                    ------------    -----------
      NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS .........................        167,984        372,910
                                                    ------------    -----------

FUND SHARE TRANSACTIONS
   Proceeds from shares sold ....................      9,968,316      7,685,818
   Shares issued on reinvestment of distributions             --             --
   Cost of shares redeemed ......................        (67,051)            --
                                                    ------------    -----------
      NET INCREASE FROM FUND SHARE TRANSACTIONS .      9,901,265      7,685,818
                                                    ------------    -----------

      TOTAL INCREASE IN NET ASSETS ..............     10,069,249      8,058,728
                                                    ------------    -----------

NET ASSETS
   Beginning of period ..........................         54,750         51,750
                                                    ------------    -----------
   END OF PERIOD ................................   $ 10,123,999    $ 8,110,478
                                                    ============    ===========

CHANGE IN SHARES
Shares sold .....................................        331,730        274,922
Shares issued on reinvestment of distributions ..             --             --
Shares redeemed .................................         (2,201)            --
                                                    ------------    -----------
Net increase ....................................        329,529        274,922
                                                    ============    ===========

*Inception of Portfolios.

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------
                                                             ATLAS            MAGNA
                                                           PORTFOLIO        PORTFOLIO

                                                      June 29, 1998* through March 31, 1999
-------------------------------------------------------------------------------------------
Net asset value, beginning of period..................      $25.00            $25.00
                                                            ------            ------
Income from investment operations:
   Net investment loss ...............................          --             (0.02)
   Net realized and unrealized gain...................        5.52              4.30
                                                            ------            ------
Total from investment operations......................        5.52              4.28
                                                            ------            ------
Net asset value, end of period........................      $30.52            $29.28
                                                            ======            ======

Total return .........................................       22.08%**          17.12%***

Ratios/supplemental data:
  Net assets, end of period (millions)................      $ 10.1            $  8.1

Portfolio turnover rate ..............................       22.90%            47.81%

Average commission rate paid per share................      $.0073            $.0314

Ratio of expenses to average net assets:
   Before expense reimbursement  and waivers..........        7.79%+            6.19%+
   After expense reimbursement and waivers............        1.61%+            1.60%+
Ratio of net investment loss to average net assets:
   Before expense reimbursement and waivers...........       (6.26%)+          (4.88%)+
   After expense reimbursement and waivers............       (0.08%)+          (0.29%)+

*Inception of Portfolios.

**Commencement of investment operations, October 2, 1998.

***Commencement of investment operations, October 23, 1998.

+Annualized.

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 1999
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Rochdale Atlas Portfolio and Rochdale Magna Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of the Trust is to achieve long-term capital appreciation.

     The Portfolios were established in June, 1998. Initial outside investors purchased shares of the Portfolios on June 29, 1998. However, investment operations of the Portfolios did not commence until October 2, 1998 and October 23, 1998 for the Rochdale Atlas Portfolio and the Rochdale Magna Portfolio, respectively.

     The Rochdale Atlas Portfolio is a foreign equity fund. It seeks to achieve its objective by investing primarily in equity securities of select foreign developed and emerging countries that Rochdale Investment Management, Inc. ("Rochdale" or the "Advisor") has identified as attractive relative to other countries based on fundamental valuation, financial, and economic attributes.

     The Rochdale Magna Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in securities of companies that Rochdale has identified through fundamental criteria as the leading growth and leading value companies relative to growth and value industry peers.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such values is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     B. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

     D. DEFERRED ORGANIZATION COSTS. All of the expenses incurred by the Advisor in connection with the organization and registration of the Portfolios' shares will be borne by the Portfolios and are being amortized to expense on a straight-line basis over a period of five years.

     E. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

          on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     F. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

     G. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

     H. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Rochdale Investment Management, Inc. (the "Advisor") provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% from each Portfolio based upon the average daily net assets of each Portfolio.

     The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 2.50% and 2.75% of average net assets for the Rochdale Magna and Rochdale Atlas Portfolios, respectively. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the period ended March 31, 1999, the Advisor has waived its fees and has reimbursed the Portfolios for expenses in the amounts of $82,348 for the Rochdale Atlas Portfolio and $52,995 for the Rochdale Magna Portfolio, respectively, making the Portfolios' expense ratios 1.61% and 1.60% versus actual operating expenses of 7.79% and 6.19%.

     Investment Company Administration, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Portfolios' expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of .10% annually of average net assets, with a minimum annual fee per Portfolio of $40,000. The
Administrator has voluntarily waived fees of $10,776 and $12,647 for the Rochdale Atlas Portfolio and the Rochdale Magna Portfolio, respectively, for the period ended March 31, 1999.

     Rochdale Investment Management, Inc., the Advisor, also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

     Rochdale Securities Corporation received brokerage commissions from the Rochdale Magna Portfolio for the period ended March 31, 1999 of $1,112.

     Certain officers and trustees of the Trust are also officers and/or directors of the Advisor or Administrator. The independent trustees of the Trust elected to waive their fees for the period ended March 31, 1999 in the amount of $2,800 for each of the Rochdale Atlas and Rochdale Magna Portfolios.

NOTE 4 - DISTRIBUTION PLAN

     The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses of up to an annual rate of 0.25% of each Portfolio's average net assets to Rochdale as distributor. Rochdale elected to waive its fees for the period ended March 31, 1999 in the amounts of $4,040 and $3,942 for the Rochdale Atlas Portfolio and Rochdale Magna Portfolio, respectively.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 1999, the cost of purchases and the proceeds from sales of securities, other than short-term investments, were $10,917,876 and $956,955, and $9,578,084 and $1,828,228, respectively, for the Rochdale Atlas Portfolio and for the Rochdale Magna Portfolio, respectively.

                           ROCHDALE INVESTMENT TRUST

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
Rochdale Investment Trust
New York, New York

     We have audited the accompanying statement of assets and liabilities of Rochdale Atlas Portfolio and Rochdale Magna Portfolio, (each a series of shares of beneficial interest of Rochdale Investment Trust) including the portfolios of investments, as of March 31, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period June 29, 1998 to March 31, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochdale Atlas Portfolio and Rochdale Magna Portfolio as of March 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for the period June 29, 1998 to March 31, 1999, in conformity with generally accepted accounting principles.

                                                     Tait Weller & Baker

Philadelphia, Pennsylvania
May 19, 1999

                                     ADVISOR

                      Rochdale Investment Management, Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (212) 702-3500
                                       --

                                   DISTRIBUTOR

                      Rochdale Investment Management, Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (212) 702-3500
                                       --

                          CUSTODIAN AND TRANSFER AGENT

                            State Street Bank & Trust
                               1776 Heritage Drive
                        North Quincy, Massachusetts 02171
                                       --

                                    AUDITORS

                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19103
                                       --

                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104




This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.